UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10551

        Nuveen New Jersey Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New Jersey Dividend Advantage Municipal Fund 2 (NUJ)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 1.9%

$1,250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark	4/06 at 102.00	Ba3	$ 1,289,475
	Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14

	Consumer Staples - 5.4%

1,090	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	1,007,160
	2002, 5.750%, 6/01/32

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
1,600	6.125%, 6/01/24	6/13 at 100.00	BBB	1,553,600
1,250	6.375%, 6/01/32	6/13 at 100.00	BBB	1,161,325

	Education and Civic Organizations - 16.8%

1,000	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project,	9/12 at 101.00	N/R	1,042,460
	Series 2002, 6.000%, 9/15/27

1,090	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,156,381
	2002A, 5.000%, 7/01/17 - RAAI Insured

3,000	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey Project, Series	7/12 at 100.00	AAA	3,133,290
	2002C, 4.750%, 7/01/19 - FGIC Insured

500	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series	7/14 at 100.00	AAA	548,200
	2004A, 5.125%, 7/01/19 - FGIC Insured

575	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	1/14 at 100.00	AAA	612,427
	Series 2004B, 5.000%, 7/01/21 - AMBAC Insured

200	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	206,148
	2004C, 5.500%, 7/01/23

875	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	No Opt. Call	AAA	974,391
	5.000%, 7/01/12 - MBIA Insured

2,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/09 at 101.00	BBB	2,074,600
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19

1,790	University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 -	12/12 at 100.00	AAA	1,835,126
	AMBAC Insured

	Energy - 1.6%

1,000	Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC Coker	1/13 at 100.00	BBB-	1,090,440
	Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Healthcare - 25.0%

220	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A,	8/14 at 100.00	BBB	221,879
	5.750%, 2/15/34

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB-	1,483,320
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27

	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey
	City Medical Center, Series 2001:
500	5.000%, 8/01/31 - AMBAC Insured	8/11 at 100.00	AAA	523,770
1,925	5.000%, 8/01/41 - AMBAC Insured	8/11 at 100.00	AAA	1,955,049

1,150	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community	1/12 at 100.00	AA	1,173,989
	Hospital, Series 2002, 5.125%, 7/01/32 - RAAI Insured

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center of	7/12 at 101.00	BBB-	1,065,420
	New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31

2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	2,662,850
	Medical Center, Series 2002, 5.750%, 7/01/25

1,250	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	1,328,962
	Series 2002, 5.875%, 7/01/21

500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa2	497,450
	Series 2003, 5.500%, 7/01/33

3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/10 at 100.00	A	3,747,660
	University Hospital, Series 2000, 5.750%, 7/01/31

510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	534,424
	Obligated Group, Series 1999, 5.250%, 7/01/29 - MBIA Insured

2,100	Puerto Rico Industrial, Medical, Educational and Environmental Pollution Control Facilities Financing	12/04 at 102.50	Baa1	2,163,903
	Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation, Series
	1983A, 5.100%, 12/01/18

	Housing/Multifamily - 3.4%

2,250	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A,	11/07 at 101.50	AAA	2,372,580
	5.650%, 5/01/40 (Alternative Minimum Tax) - AMBAC Insured

	Industrials - 4.1%

2,700	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	2,822,688
	Project, Series 2002, 5.750%, 10/01/21

	Long-Term Care - 7.7%

	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey,
	Series 2001:
1,000	5.500%, 6/01/21	6/11 at 102.00	A+	1,083,630
4,000	5.500%, 6/01/31	6/11 at 102.00	A+	4,209,440

	Tax Obligation/General - 5.2%

3,000	Jackson Township School District, Ocean County, New Jersey, General Obligation Bonds, Series 2002,	4/12 at 100.00	AAA	3,164,610
	5.000%, 4/15/21 - FGIC Insured

385	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001, 5.125%, 7/01/23 - FSA	7/11 at 100.00	AAA	406,144
	Insured

	Tax Obligation/Limited - 24.6%

3,000	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series 2002,	12/12 at 100.00	Aaa	3,117,000
	5.000%, 12/01/25 - FGIC Insured

1,000	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,083,660
	5.000%, 12/01/18 - MBIA Insured

1,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	1,115,150
	12/15/12 - FSA Insured

	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series
	2003A:
500	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	550,605
625	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	669,494
700	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	744,905

535	Mansfield Township Board of Education, Warren County, New Jersey, Certificates of Participation,	3/06 at 102.00	AAA	573,841
	5.900%, 3/01/15 - MBIA Insured

1,500	New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds, Series 2004A,	7/14 at 100.00	AAA	1,689,465
	5.250%, 7/01/15 - MBIA Insured

1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	1,099,380
	5.250%, 6/15/19 - AMBAC Insured

1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Act Bonds,	6/12 at 100.00	AAA	1,061,960
	Series 2002C, 5.000%, 6/15/20 - MBIA Insured

900	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	979,254
	5.000%, 9/01/17 - MBIA Insured

1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,145,640
	Grants, Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	790,860
	12/15/13 (WI, settling 10/28/04) - FGIC Insured

1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	A+	1,115,160
	6/15/18

680	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 5.000%,	12/11 at 100.00	AAA	714,571
	12/15/21 - MBIA Insured

505	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+	532,674
	8/01/29

	Transportation - 23.2%

770	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2003, 5.250%,	1/13 at 100.00	AAA	846,407
	1/01/18 - MBIA Insured

1,200	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	11/10 at 101.00	B	949,980
	Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	2,150,180

675	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A	818,789

250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	271,435
	1/01/21 - MBIA Insured

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-	6/14 at 100.00	AAA	2,033,360
	Seventh Series 2002, 5.125%, 6/15/37 (Alternative Minimum Tax)

3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth	4/12 at 101.00	AAA	3,099,960
	Series 2002, 5.000%, 10/15/26 - FSA Insured

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-First	10/07 at 101.00	AAA	1,022,700
	Series 2000, 5.125%, 10/15/30 - MBIA Insured

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC, Sixth Series 1997:
4,000	7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	4,805,160
50	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	54,581

	U.S. Guaranteed*** - 16.9%

3,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	3,471,270
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)

160	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue Bonds,	10/10 at 100.00	Aaa	186,619
	County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded to 10/01/10) -
	FGIC Insured

2,430	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A***	2,958,428

615	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001, 5.125%, 7/01/23	7/11 at 100.00	AAA	690,128
	(Pre-refunded to 7/01/11) - FSA Insured

2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	2,704,850
	10/01/40

1,495	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%,	2/12 at 100.00	BBB+***	1,695,390
	8/01/29 (Pre-refunded to 2/01/12)

	Utilities - 13.5%

995	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/04 at 100.00	B2	994,592
	Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)

2,500	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 - MBIA Insured	10/09 at 101.00	AAA	2,619,225

2,500	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	2,535,950
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA	7/12 at 101.00	AAA	3,159,270
	Insured

	Water and Sewer - 0.8%

500	North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series 2002A, 5.250%,	8/12 at 100.00	Aaa	544,645
	8/01/19 - FGIC Insured

$97,495	Total Long-Term Investments (cost $99,166,139) - 150.1%			103,699,329

	Other Assets Less Liabilities - (0.2)%			(117,702)

	Preferred Shares, at Liquidation Value - (49.9)%			(34,500,000)

	Net Assets Applicable to Common Shares - 100%			$69,081,627

Forward Swap Transactions outstanding at September 30, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	$900,000	2/16/05	2/16/35	$(47,484)

Agreement with Morgan Stanley dated August 5, 2004,
to pay quarterly the notional amount multiplied
by 4.337% (annualized) and receive quarterly
the notional amount multiplied by the daily arithmetic
average of the weekly BMA (Bond Market Association)
Municipal Swap Index for the quarter.	500,000	12/09/04	12/09/24	(14,971)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	600,000	1/14/05	1/14/35	(17,776)

				$(80,231)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $99,147,304.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$4,856,385
	Depreciation	(304,360)

	Net unrealized appreciation of investments	$4,552,025

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.